Shareholder Report		12 Months Ended
	Dec. 01, 2023	Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS INVESTMENT TRUST
Entity Central Index Key		0000088064
Entity Investment Company Type		N-1A
Document Period End Date		Nov. 30, 2024
C000203110
Shareholder Report [Line Items]
Fund Name		DWS CROCI Equity Dividend Fund
Class Name		Class A
Trading Symbol		KDHAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS CROCI Equity Dividend Fund (the "Fund") for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$116	1.02%

Gross expense ratio as of the latest prospectus: 1.02%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 116
Expense Ratio, Percent		1.02%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	26.84%	7.39%	8.60%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	19.54%	6.13%	7.96%
Russell 1000® Index	34.40%	15.58%	13.16%
Russell 1000® Value Index	29.56%	10.84%	9.32%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Dec. 01, 2023
AssetsNet		$ 944,430,468
Holdings Count | Holding		41
Advisory Fees Paid, Amount		$ 5,402,692
InvestmentCompanyPortfolioTurnover		42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	944,430,468
Number of Portfolio Holdings	41
Portfolio Turnover Rate (%)	42
Total Net Advisory Fees Paid ($)	5,402,692

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Consumer Staples	29%
Energy	18%
Health Care	14%
Financials	13%
Industrials	8%
Information Technology	8%
Communication Services	5%
Utilities	3%
Materials	2%

Ten Largest Equity Holdings

Holdings	27.3% of Net Assets
Synchrony Financial	2.9%
ONEOK, Inc.	2.8%
Altria Group, Inc.	2.8%
Halliburton Co.	2.7%
Kinder Morgan, Inc.	2.7%
Bristol-Myers Squibb Co.	2.7%
Cummins, Inc.	2.7%
Bank of America Corp.	2.7%
JPMorgan Chase & Co.	2.7%
Molson Coors Beverage Co.	2.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.10% to 1.03%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.10% to 1.03%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since December 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000203111
Shareholder Report [Line Items]
Fund Name		DWS CROCI Equity Dividend Fund
Class Name		Class C
Trading Symbol		KDHCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS CROCI Equity Dividend Fund (the "Fund") for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205	1.82%

Gross expense ratio as of the latest prospectus: 1.83%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 205
Expense Ratio, Percent		1.82%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	25.82%	6.54%	7.78%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	24.82%	6.54%	7.78%
Russell 1000® Index	34.40%	15.58%	13.16%
Russell 1000® Value Index	29.56%	10.84%	9.32%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Dec. 01, 2023
AssetsNet		$ 944,430,468
Holdings Count | Holding		41
Advisory Fees Paid, Amount		$ 5,402,692
InvestmentCompanyPortfolioTurnover		42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	944,430,468
Number of Portfolio Holdings	41
Portfolio Turnover Rate (%)	42
Total Net Advisory Fees Paid ($)	5,402,692

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Consumer Staples	29%
Energy	18%
Health Care	14%
Financials	13%
Industrials	8%
Information Technology	8%
Communication Services	5%
Utilities	3%
Materials	2%

Ten Largest Equity Holdings

Holdings	27.3% of Net Assets
Synchrony Financial	2.9%
ONEOK, Inc.	2.8%
Altria Group, Inc.	2.8%
Halliburton Co.	2.7%
Kinder Morgan, Inc.	2.7%
Bristol-Myers Squibb Co.	2.7%
Cummins, Inc.	2.7%
Bank of America Corp.	2.7%
JPMorgan Chase & Co.	2.7%
Molson Coors Beverage Co.	2.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective March 1, 2024, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.77% to 1.85%. In addition, effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.85% to 1.78%. The caps exclude certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective March 1, 2024, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.77% to 1.85%. In addition, effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.85% to 1.78%. The caps exclude certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since December 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000203114
Shareholder Report [Line Items]
Fund Name		DWS CROCI Equity Dividend Fund
Class Name		Class S
Trading Symbol		KDHSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS CROCI Equity Dividend Fund (the "Fund") for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$89	0.78%

Gross expense ratio as of the latest prospectus: 0.79%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 89
Expense Ratio, Percent		0.78%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	27.13%	7.62%	8.85%
Russell 1000® Index	34.40%	15.58%	13.16%
Russell 1000® Value Index	29.56%	10.84%	9.32%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Dec. 01, 2023
AssetsNet		$ 944,430,468
Holdings Count | Holding		41
Advisory Fees Paid, Amount		$ 5,402,692
InvestmentCompanyPortfolioTurnover		42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	944,430,468
Number of Portfolio Holdings	41
Portfolio Turnover Rate (%)	42
Total Net Advisory Fees Paid ($)	5,402,692

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Consumer Staples	29%
Energy	18%
Health Care	14%
Financials	13%
Industrials	8%
Information Technology	8%
Communication Services	5%
Utilities	3%
Materials	2%

Ten Largest Equity Holdings

Holdings	27.3% of Net Assets
Synchrony Financial	2.9%
ONEOK, Inc.	2.8%
Altria Group, Inc.	2.8%
Halliburton Co.	2.7%
Kinder Morgan, Inc.	2.7%
Bristol-Myers Squibb Co.	2.7%
Cummins, Inc.	2.7%
Bank of America Corp.	2.7%
JPMorgan Chase & Co.	2.7%
Molson Coors Beverage Co.	2.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.95% to 0.88%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.95% to 0.88%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since December 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000203116
Shareholder Report [Line Items]
Fund Name		DWS CROCI Equity Dividend Fund
Class Name		Institutional Class
Trading Symbol		KDHIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS CROCI Equity Dividend Fund (the "Fund") for the period December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$86	0.76%

Gross expense ratio as of the latest prospectus: 0.76%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 86
Expense Ratio, Percent		0.76%
Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	27.15%	7.68%	8.89%
Russell 1000® Index	34.40%	15.58%	13.16%
Russell 1000® Value Index	29.56%	10.84%	9.32%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Dec. 01, 2023
AssetsNet		$ 944,430,468
Holdings Count | Holding		41
Advisory Fees Paid, Amount		$ 5,402,692
InvestmentCompanyPortfolioTurnover		42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	944,430,468
Number of Portfolio Holdings	41
Portfolio Turnover Rate (%)	42
Total Net Advisory Fees Paid ($)	5,402,692

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Consumer Staples	29%
Energy	18%
Health Care	14%
Financials	13%
Industrials	8%
Information Technology	8%
Communication Services	5%
Utilities	3%
Materials	2%

Ten Largest Equity Holdings

Holdings	27.3% of Net Assets
Synchrony Financial	2.9%
ONEOK, Inc.	2.8%
Altria Group, Inc.	2.8%
Halliburton Co.	2.7%
Kinder Morgan, Inc.	2.7%
Bristol-Myers Squibb Co.	2.7%
Cummins, Inc.	2.7%
Bank of America Corp.	2.7%
JPMorgan Chase & Co.	2.7%
Molson Coors Beverage Co.	2.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since December 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.85% to 0.78%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.85% to 0.78%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since December 1, 2023. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.